Discontinued operations - Schedule of Net Loss from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Net loss from discontinued operations	$ 0	$ (715)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total operating expense	0	(720)
Finance expense	0	5
Net loss from discontinued operations	$ 0	$ (715)